Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001814067
Registrant Name	Lixiang Education Holding Co. Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES